Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Oil and Gas, Delivery Commitment [Table Text Block]
	Total	Less Than 1 Year	1 – 3 Years	3 – 5 Years	More Than 5 Years
	(In Millions)
Purchase obligations:
Coal, gas, purchased power and related transportation	$933.5	$249.7	$267.3	$225.7	$190.8
Other	$409.1	$355.0	$32.8	$20.2	$1.1

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Oil and Gas, Delivery Commitment [Table Text Block]
	Payments due in:
	Total	Less Than 1 Year	1 – 3 Years	3 – 5 Years	More Than 5 Years
	(In Millions)
Purchase obligations:
Coal, gas, purchased power and related transportation	$933.5	$249.7	$267.3	$225.7	$190.8
Other	$409.1	$355.0	$32.8	$20.2	$1.1